Income Tax (Tables)	3 Months Ended
Mar. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Schedule of Major Components of Income Tax

	For the Three Months Ended March 31,
	2020	2019
	(in thousands)
	£	£
Current tax:
In respect of current period U.K.	1,315	1,007
In respect of current period U.S.	—	(1)

	1,315	1,006
Deferred tax:
In respect of current period U.S.	(4)	(6)
In respect of prior period U.S.	(1)	—

Income tax credit	1,310	1,000

	March 31, 2020	December 31, 2019
	(in thousands)
	£	£
Current income tax receivable
U.K. tax	9,793	8,477
U.S. tax	4	4

	9,797	8,481

Deferred tax asset
U.S. deferred tax asset	44	46